Other Non-Operating Income (Tables)	6 Months Ended
Mar. 31, 2026
Other Non-Operating Income [Abstract]
Schedule of Others, Non-Operating Income

Others, non-operating income consisted of the following:

	For the six months ended March 31,
	2026	2025
Rental income(1)	$21,239	$22,573
Tax subsidies and deductions	15	2,119
Government subsidies	282	13,830
Others income(2)	26,925	349,294
Total	$48,461	$387,816

(1)	Rental income for the six months ended March 31, 2026 was generated from the operating lease of part of warehouse located in Saitama, Japan. Due to the decline in business, the company has leased out part of its warehouse to others.

(2)	Others income obtained the gain of $347,278 from cleaning up the current accounts due to the deregistration of HQT for the six months ended March 31, 2025.